CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 10,565,673	¥ 7,355,733
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	3,709,569	2,466,444
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	2,787,646	1,594,501
Long-term debt, liabilities accounted for at fair value	¥ 2,998,059	¥ 2,680,164
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	4,800,000,000	4,800,000,000
Common stock, issued	2,539,249,894	2,539,249,894
Treasury stock, shares	4,425,650	5,027,306
Other short term borrowings fair value	¥ 133,431